Label	Element	Value
Innovator Premium Income 20 Barrier ETF® - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.60%
Innovator Premium Income 20 Barrier ETF® - July | S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,901.91 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.00%
Innovator Premium Income 20 Barrier ETF® - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Innovator Premium Income 20 Barrier ETF® - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Innovator Premium Income 20 Barrier ETF® - July | S&P 500 Mini Index, Expiration: 06/30/2026; Exercise Price: $496.39 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Premium Income 20 Barrier ETF® - July | S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,963.96 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(17.80%)